DEBT	12 Months Ended
Dec. 31, 2018
DEBT [Abstract]
DEBT
5.	DEBT

Initial Credit Facility

On December 19, 2013, the Company entered into a $60.0 million revolving credit facility (“Initial Credit Facility”) with a syndicate of lenders in order to secure available liquidity for general corporate purposes. Amounts borrowed under the Initial Credit Facility bear interest at an annual rate equal to LIBOR plus a margin, and the Company pays a commitment fee on any undrawn amounts. The Initial Credit Facility originally matured in December 2018.

In March 2015 the Company expanded its Initial Credit Facility from $60.0 million to $150.0 million. The new maturity of the expanded Initial Credit Facility is March 2020. There were no repayment requirements before maturity on the Initial Credit Facility.

Borrowings under the Initial Credit Facility are secured by first priority mortgages on the Company’s vessels and assignments of earnings and insurance. Under the Initial Credit Facility, the Company is subject to certain covenants requiring among other things, the maintenance of (i) a minimum value adjusted amount of equity, and (ii) a minimum value adjusted equity ratio, and (iii) a minimum level of liquidity, and (iv) a positive working capital. The Initial Credit Facility also includes customary events of default, including non-payment, breach of covenants, insolvency, cross defaults and material adverse change. A breach of any of these covenants would result in the Initial Credit Facility being callable by the lenders. In connection with the establishment and expansion of the Initial Credit Facility the Company incurred $0.8 million and $1.2 million in 2013 and 2015, respectively, in deferred financing cost, which is amortized over the term of the loan.

As of December 31, 2016  the Company was in breach with three of its debt covenants, (i) the minimum value adjusted amount of equity, (ii) the minimum value adjusted equity ratio clause and (iii) a minimum level of liquidity. In 2017 a waiver was obtained from the lenders lowering (i) the minimum value of equity and (ii) the minimum value adjusted equity ratio covenant requirements to levels at which the Company was in compliance, and suspending (iii) the minimum level of liquidity covenant. These waivers were effective until April 30, 2018. Under the waiver the Company was unable to draw further on the Initial Credit Facility.

On April 30, 2018 the Company entered into an amendment to the credit agreement for the Initial Credit Facility that extended the waiver period up until December 31, 2019. Under the terms of the waiver obtained, the Company was unable to draw further on the Initial Credit Facility until it complies with the original terms and conditions under the Initial Credit Facility agreement and the interest rate increased from LIBOR plus 2.0% to LIBOR plus 4.0%. The Company can distribute dividends, subject to a corresponding amount being repaid under the Initial Credit Facility.

In September 2018, we made an unscheduled payment of $1.575 million on our Initial Credit Facility to regain compliance with the Security Coverage Ratio (requiring that the aggregate fair market value of the vessels securing the loan does not fall below 150% of the outstanding loan) set forth thereunder.  At the end of September 2018, vessel values were remeasured and, given a further deterioration in such values, we were again in non-compliance of the Security Coverage Ratio at September 30, 2018.

In December 2018, the Company entered into a share purchase agreement with Scorpio Offshore Investment Inc., or SOI. SOI invested $5 million in a private placement of the Company’s shares at a price of $4.20 per share, or the Private Placement. The Private Placement was finalized December 12, 2018 and effective upon closing of the Private Placement, $1.9 million of the proceeds were immediately used to cure the covenant breach at third quarter. As a result of this transaction, the composition of senior management and the Board of Directors changed. Subsequent to the Private Placement, the new management commenced negotiations with the banks under the Initial Credit Facility, with the goal to secure the long-term financing of the Company. A waiver was granted on December 12, 2018 that effectively waived the prior financial covenants up until February 6, 2019 and reintroduced the original covenants upon expiry of the waiver. Under the waiver the Company is required to have a minimum liquidity of $5 million, which increases to $7.5 million immediately following any drawdown on the Equity Line of Credit that was entered into in March 2019 (as described below and in Note 12).  The private placement with SOI and the $1.9 million repayment on the Initial Credit Facility were conditions to executing this waiver and consent.  As of December 31, 2018, we were in compliance with the modified terms under the Initial Credit Facility and the loan was not considered callable.

In March 2019, the lenders under the Initial Credit Facility further extended the waiver period, and ultimately an agreement was reached in March 2019 to extend the waiver period until January 31, 2020 as part of a broader set of agreements to recapitalize the Company.  This agreement includes a commitment by the lenders under the Initial Credit Facility, subject to certain conditions precedent, the most significant of which is the requirement to raise an additional $15 million of equity before January 31, 2020, for a new $132.9 million term loan facility with maturity of December 6, 2023 to refinance the Initial Credit Facility. These transactions, including the terms under the new $132.9 million term loan facility are described in Note 12.

As at December 31, 2018 and 2017, the Company had $132.9 million and $137.0 million drawn on its Initial Credit Facility, respectively.

Liquidity Outlook
Under ASC paragraph 205-40, or the Standard, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates  substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.  Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the financial statements are issued.
The Company regularly performs cash flow projections to evaluate whether it will be in a position to cover the liquidity needs for the next 12-month period and the compliance with financial and security ratios under the existing and future financing agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, market rates, operating expenses, capital expenditure, fleet utilization, general and administrative expenses, loan repayments and interest charges. The assumptions applied are based on historical experience and future expectations.  Nevertheless, volatility in the offshore market makes forecasting difficult, and there is the possibility that our actual trading performance during the coming year may be materially different from expectations.
Current economic conditions in the offshore market are challenging, resulting in the incurrence of recurring losses. These conditions have resulted in breaches of the Company’s financial covenants under its Initial Credit Facility and have prompted the Company to secure additional liquidity to continue in operation.  If the rates and utilization of our vessels continue to face headwinds for the coming 12 months, then we may have to ask our lenders for further waivers to meet the obligations of the Company and to comply with our financial covenants.  We could also pursue other means to raise liquidity to meet our obligations such as through the sale of vessels, however there can be no assurance that these or other measures will be successful.
The Company’s efforts to secure additional liquidity included the entrance into a common stock purchase agreement, or the Equity Line of Credit, with SOI (a related party affiliate) and Mackenzie Financial Corporation in March 2019. The Equity Line of Credit provides for $20 million to be available on demand to the Company in exchange for common shares of the Company priced at 0.94 multiplied by the then-prevailing 30-day trailing volume weighted average price.  In April 2019, 3,240,418 common shares were issued under the Equity Line of Credit for approximately $2.78 per share and net proceeds of $9.0 million.
Additionally, as discussed above, we have agreed to the extension of waivers of certain financial covenants with which the Company was in breach, to extend such waivers up until January 31, 2020.  We also received commitments from the lenders under the Initial Credit Facility, upon the satisfaction of certain conditions precedent, to a new $132.9 million term loan facility with a maturity of December 6, 2023 (which is further described in Note 12) to refinance the Initial Credit Facility, which had an outstanding balance of $132.9 million as of December 31, 2018.  Among these conditions precedent is the requirement to raise an additional $15.0 million of equity, which is uncommitted as of the date of these financial statements.  Management’s plans include raising additional equity via the capital markets in order to meet this condition.  As those plans have not been finalized, the satisfaction of this condition is not considered probable under the Standard. If we are unsuccessful in raising this additional equity, then we may have to ask our lenders under the Initial Credit Facility for further waivers prior to the expiration of the waiver period of January 31, 2020. As such contingency plans have not commenced, such actions also are not considered probable for purposes of the Standard.  Accordingly, under the Standard, neither the raising of $15.0 million of additional equity, nor management’s contingency plans to negotiate further waivers beyond January 31, 2020, are considered probable and as a result substantial doubt is deemed to exist about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.